OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

December 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.4%
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	$8,000,000	$8,650,128
Banking 7.4%
BB&T Corp. Senior Unsecured (a)
04/28/14	1.013%	10,237,000	10,301,319
BNP Paribas SA Bank Guaranteed (a)
01/10/14	1.250%	5,690,000	5,698,776
Bank of Montreal Senior Unsecured (a)
09/11/15	0.780%	11,055,000	11,101,099
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
10/23/15	0.545%	14,000,000	13,992,230
Capital One Financial Corp. Senior Unsecured (a)
11/06/15	0.953%	10,000,000	10,025,250
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	15,840,000	17,049,558
Goldman Sachs Group, Inc. (The) Senior Unsecured (a)
03/22/16	0.760%	12,175,000	11,817,847
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	11,045,000	11,361,174
ING Bank NV Senior Unsecured (a)(b)
09/25/15	1.950%	10,600,000	10,717,363
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	15,685,000	16,617,473
KeyCorp Senior Unsecured
08/13/15	3.750%	8,000,000	8,553,993
Lloyds TSB Bank PLC Bank Guaranteed
01/21/16	4.875%	8,840,000	9,749,548
Merrill Lynch & Co., Inc. Senior Unsecured
01/15/15	5.000%	12,900,000	13,781,096
Morgan Stanley Senior Unsecured
04/29/16	3.800%	16,000,000	16,796,560
Toronto-Dominion Bank (The) Senior Unsecured (a)
07/14/14	0.640%	9,765,000	9,798,201

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
U.S. Bank Subordinated Notes (a)
04/29/20	3.778%	$14,000,000	$14,843,598
Wells Fargo & Co. Senior Unsecured (a)
10/28/15	0.513%	16,470,000	16,323,219
Total			208,528,304
Chemicals 0.3%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	8,100,000	8,369,268
Construction Machinery 0.7%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	10,865,000	10,955,212
John Deere Capital Corp. Senior Unsecured (a)
03/03/14	0.531%	7,483,000	7,493,454
Total			18,448,666
Diversified Manufacturing 0.3%
United Technologies Corp. Senior Unsecured (a)
06/01/15	0.811%	7,875,000	7,952,592
Electric 1.3%
DTE Energy Co. Senior Unsecured (a)
06/03/13	1.011%	7,095,000	7,110,005
Jersey Central Power & Light Co. Senior Unsecured
05/01/16	5.625%	2,000,000	2,269,154
National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	6,525,000	6,688,947
Nevada Power Co.
03/15/16	5.950%	1,175,000	1,347,039
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	6,072,785
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	2,715,000	2,881,435
01/15/16	5.625%	2,227,000	2,519,242
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,795,000	7,192,231
Total			36,080,838

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.8%
Anheuser-Busch InBev Worldwide, Inc. (a)
07/14/14	0.700%	$10,375,000	$10,414,363
Bacardi Ltd. (b)
04/01/14	7.450%	6,200,000	6,689,075
ConAgra Foods, Inc. Senior Unsecured
09/10/15	1.350%	6,440,000	6,439,800
Diageo Finance BV
01/15/15	3.250%	2,000,000	2,100,662
General Mills, Inc. Senior Unsecured (a)
05/16/14	0.660%	8,465,000	8,483,039
Kraft Foods Group, Inc. Senior Unsecured (b)
06/04/15	1.625%	8,200,000	8,345,706
SABMiller PLC Senior Unsecured (b)
01/15/14	5.700%	7,360,000	7,739,481
Total			50,212,126
Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	1,525,000	1,844,712
Sempra Energy Senior Unsecured
11/15/13	8.900%	5,230,000	5,594,201
Total			7,438,913
Gas Pipelines 1.5%
Enterprise Products Operating LLC
02/01/16	3.200%	2,138,000	2,259,090
NiSource Finance Corp.
03/01/13	6.150%	4,288,000	4,323,589
03/15/18	6.400%	3,000,000	3,616,449
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
08/15/16	5.875%	6,000,000	6,705,600
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	7,530,000	8,847,931
TransCanada PipeLines Ltd. Senior Unsecured
06/01/15	3.400%	7,350,000	7,789,532
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,000,000	8,503,803
Total			42,045,994

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 0.8%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	$6,770,000	$7,275,516
Express Scripts Holding Co.
06/15/14	6.250%	6,315,000	6,801,369
McKesson Corp. Senior Unsecured
12/04/15	0.950%	9,000,000	9,012,663
Total			23,089,548
Healthcare Insurance 0.3%
WellPoint, Inc. Senior Unsecured
02/15/17	2.375%	8,000,000	8,282,920
Independent Energy 1.3%
Anadarko Petroleum Corp. Senior Unsecured
03/15/14	7.625%	6,084,000	6,539,704
EnCana Corp. Senior Unsecured
12/01/17	5.900%	6,495,000	7,735,792
Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,583,597
Southwestern Energy Co.
02/01/18	7.500%	6,100,000	7,475,282
Woodside Finance Ltd. (b)
11/10/14	4.500%	7,225,000	7,641,957
Total			35,976,332
Integrated Energy 0.3%
BP Capital Markets PLC
03/11/16	3.200%	9,122,000	9,730,647
Life Insurance 1.1%
Hartford Financial Services Group, Inc. Senior Unsecured
03/15/18	6.300%	6,000,000	7,148,268
Lincoln National Corp. Senior Unsecured
02/15/14	4.750%	5,285,000	5,506,833
MetLife Institutional Funding II Secured (a)(b)
04/04/14	1.205%	8,000,000	8,067,976
Prudential Covered Trust Secured (b)
09/30/15	2.997%	8,854,000	9,181,704
Total			29,904,781

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable 0.7%
Comcast Corp.
03/15/16	5.900%	$8,771,000	$10,077,300
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	9,065,000	9,493,149
Total			19,570,449
Media Non-Cable 0.6%
News America, Inc.
12/15/14	5.300%	7,060,000	7,673,316
05/18/18	7.250%	375,000	472,099
TCM Sub LLC (b)
01/15/15	3.550%	8,605,000	9,030,350
Total			17,175,765
Metals 0.5%
ArcelorMittal Senior Unsecured
02/25/17	5.000%	6,860,000	6,912,065
Vale Overseas Ltd.
01/23/17	6.250%	2,900,000	3,336,717
Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,487,804
Total			13,736,586
Non-Captive Diversified 0.9%
General Electric Capital Corp. (a)
Senior Secured
12/11/15	0.911%	20,955,000	20,979,371
Senior Unsecured
01/08/16	0.505%	5,254,000	5,193,122
Total			26,172,493
Oil Field Services 0.3%
Weatherford International Ltd.
03/15/18	6.000%	8,245,000	9,420,473
Pharmaceuticals 0.5%
AbbVie, Inc. (a)(b)
11/06/15	1.072%	9,000,000	9,103,815
Roche Holdings, Inc. (b)
03/01/14	5.000%	3,945,000	4,144,049
Total			13,247,864
Property & Casualty 1.3%
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	1.010%	12,500,000	12,629,038
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	5,933,000	6,441,351

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. Senior Unsecured (b)
08/15/16	6.700%	$7,175,000	$8,198,327
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,240,000	7,999,462
Total			35,268,178
Refining 0.3%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	6,903,000	7,348,306
REITs 1.0%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,399,949
Duke Realty LP Senior Unsecured
02/15/15	7.375%	5,840,000	6,512,914
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	6,000,000	6,597,294
Simon Property Group LP Senior Unsecured
03/01/17	5.875%	8,500,000	10,063,957
Total			29,574,114
Supermarkets 0.2%
Safeway, Inc. Senior Unsecured
08/15/17	6.350%	6,285,000	7,137,981
Technology 1.4%
Cisco Systems, Inc. Senior Unsecured (a)
03/14/14	0.560%	6,600,000	6,617,978
Hewlett-Packard Co. Senior Unsecured (a)
05/30/14	0.711%	11,775,000	11,540,972
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	10,860,000	11,286,483
Oracle Corp. Senior Unsecured
07/08/14	3.750%	8,924,000	9,369,058
Total			38,814,491

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
05/01/15	5.600%	$8,450,000	$9,249,429
Wireless 0.3%
America Movil SAB de CV
03/01/14	5.500%	7,670,000	8,085,622
Wirelines 2.4%
CenturyLink, Inc. Senior Unsecured
06/15/17	5.150%	7,500,000	8,080,695
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	8,150,000	8,620,581
France Telecom SA
Senior Unsecured
09/16/15	2.125%	2,315,000	2,381,068
09/14/16	2.750%	5,335,000	5,600,267
Southwestern Bell Telephone LP
07/01/15	7.000%	10,200,000	11,717,383
Telecom Italia Capital SA
10/01/15	5.250%	8,285,000	8,815,240
Telefonica Emisiones SAU
01/15/15	4.949%	10,435,000	10,930,662
Verizon Communications, Inc. Senior Unsecured
11/02/15	0.700%	11,200,000	11,201,655
Total			67,347,551
Total Corporate Bonds & Notes (Cost: $778,021,824)			$796,860,359

Residential Mortgage-Backed Securities - Agency 11.1%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A (a)(b)(c)
02/25/48	0.759%	9,432,398	9,451,272
Federal Home Loan Mortgage Corp. (a)(c)
03/01/34	2.359%	558,675	590,375
01/01/37	2.536%	612,195	652,559
04/01/35	2.556%	358,594	377,740
08/01/36	2.793%	232,112	247,641
01/01/36	2.833%	943,507	995,965
09/01/37	3.006%	599,295	627,503
07/01/36	5.860%	19,086	20,543
12/01/36	6.053%	373,165	404,366
Federal Home Loan Mortgage Corp. (a)(c)(d)
CMO IO Series 3630 Class AI
03/15/17	1.931%	3,831,599	143,286
Federal Home Loan Mortgage Corp. (c)
11/01/25- 03/01/27	3.000%	4,323,144	4,544,538

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/21- 10/01/27	3.500%	$61,419,723	$64,534,000
05/01/24- 07/01/25	4.000%	11,837,206	12,516,673
02/01/13- 05/01/25	4.500%	8,693,493	9,244,367
11/01/17- 07/01/25	5.000%	18,675,015	20,055,080
05/01/17- 02/01/24	5.500%	11,265,349	12,189,911
03/01/17- 10/01/21	6.000%	1,299,257	1,430,627
04/01/17	6.500%	3,224,139	3,492,058
09/01/15	7.500%	10,703	11,065
CMO Series 2467 Class NB
07/15/17	5.000%	2,998,649	3,184,106
CMO Series 2535 Class TE
12/15/31	5.500%	207,710	208,274
CMO Series 2899 Class KC
03/15/19	4.500%	2,225,864	2,272,264
CMO Series 3414 Class A
07/15/22	4.500%	4,329,465	4,487,954
CMO Series 3455 Class KA
10/15/34	5.000%	145,828	146,108
CMO Series 3531 Class CE
01/15/39	3.000%	1,205,836	1,254,741
CMO Series 3556 Class MA
07/15/37	5.000%	4,234,557	4,433,657
CMO Series 3561 Class AJ
08/15/19	3.100%	1,349,614	1,367,066
CMO Series 3565 Class KA
12/15/35	5.000%	1,483,855	1,496,746
CMO Series 3832 Class AC
10/15/18	3.000%	8,607,917	8,930,722
CMO Series 3862 Class LA
11/15/18	2.500%	2,708,334	2,784,113
CMO Series R010 Class AB
12/15/19	5.500%	506,240	507,844
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 11 Class B
01/01/20	10.000%	3,322	782
Federal Home Loan Mortgage Corp. (c)(e)
01/01/28	3.000%	44,886,000	47,130,300
Federal National Mortgage Association (a)(c)
06/01/37	1.495%	1,110,877	1,148,274
06/01/33	1.796%	1,003,083	1,043,457
04/01/36	2.162%	1,399,364	1,489,724
04/01/36	2.300%	287,486	304,729
01/01/35	2.307%	646,449	685,049
11/01/34	2.336%	353,582	374,527
08/01/35	2.347%	652,188	695,062
10/01/35	2.406%	466,599	497,426
04/01/34	2.592%	736,128	783,027
07/01/34	2.628%	939,426	998,502
06/01/34	2.750%	677,716	719,661
03/01/34	2.752%	909,556	963,665
06/01/35	2.799%	870,510	927,693
09/01/37	2.893%	266,537	285,110

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/35	2.988%	$741,128	$792,951
08/01/36	3.020%	204,326	218,274
07/01/33	4.960%	1,519,113	1,615,418
04/01/36	5.365%	183,920	197,022
07/01/36	5.667%	8,475	9,155
09/01/37	6.144%	274,465	298,217
CMO Series 2003-W11 Class A1
06/25/33	3.316%	58,064	58,061
Federal National Mortgage Association (c)
10/01/20	3.500%	944,543	1,001,732
03/01/20	4.000%	1,747,990	1,872,298
10/01/13-11/01/17	4.500%	649,241	690,895
08/01/13-03/01/25	5.000%	11,794,101	12,773,949
08/01/17-01/01/25	5.500%	39,398,049	42,631,378
06/01/17-11/01/17	6.000%	6,974,134	7,491,020
08/01/14	6.500%	62,170	64,356
06/01/17-08/01/17	7.000%	281,842	305,555
08/01/15	7.500%	9,094	9,638
CMO Series 2002-95 Class EB
04/25/31	5.000%	40,050	40,024
CMO Series 2004-60 Class PA
04/25/34	5.500%	1,311,814	1,411,033
CMO Series 2006-22 Class CB
11/25/21	4.500%	574,808	582,590
CMO Series 2008-18 Class HD
12/25/18	4.000%	2,980,801	3,139,058
CMO Series 2009-70 Class NL
08/25/19	3.000%	542,820	563,213
CMO Series 2011-3 Class EK
05/25/20	2.750%	900,277	931,430
Federal National Mortgage Association (c)(d)
CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	174,687	22,216
CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	1,853	319
Federal National Mortgage Association (c)(f)
CMO PO Series G-15 Class A
06/25/21	0.000%	10,905	10,637
CMO PO Series 1993-92 Class C
05/25/23	0.000%	482,867	443,570
Government National Mortgage Association (a)(c)
03/20/30	1.625%	40,498	42,071
04/20/22-06/20/29	1.750%	1,055,410	1,104,865
07/20/18	3.000%	121,586	126,818
Government National Mortgage Association (c)
08/15/13-09/20/21	6.000%	510,212	542,675
09/15/13-11/15/33	6.500%	195,561	230,045
11/15/13-08/15/29	7.000%	34,514	40,849
CMO Series 2009-33 Class NK

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/20/39	4.500%	$2,382,565	$2,568,497
Total Residential Mortgage-Backed Securities - Agency (Cost: $307,129,016)			$312,479,981

Residential Mortgage-Backed Securities - Non-Agency 2.5%
BCAP LLC Trust (a)(b)(c)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	7,800,221	7,973,645
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	6,593,170	6,635,975
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	215,553	216,284
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(b)(c)
06/26/37	0.420%	276,545	273,359
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (a)(b)(c)
07/28/32	3.475%	3,475,408	3,520,885
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4 (a)(c)
03/25/34	0.610%	66,969	65,153
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2009-12R Class 25A1
10/27/37	2.957%	2,586,616	2,592,580
CMO Series 2009-12R Class 27A1
04/27/36	2.738%	640,163	640,070
CMO Series 2009-12R Class 30A1
12/27/36	5.508%	6,663	6,654
CMO Series 2010-12R Class 12A1
05/26/37	4.000%	751,985	757,735
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	927,704	946,581
JPMorgan Resecuritization Trust CMO Series 2010-2 Class 2A1 (a)(b)(c)
03/21/37	2.724%	2,127,797	2,104,353
RAMP Trust Series 2005-RS2 Class M1 (a)(c)
02/25/35	0.660%	6,650,556	6,426,718
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(c)
05/26/47	0.340%	5,893,853	5,836,757
Springleaf Mortgage Loan Trust (a)(b)(c)
CMO Series 2012-1A Class A
09/25/57	2.667%	7,283,642	7,352,875
CMO Series 2012-2A Class A
10/25/57	2.220%	4,034,886	4,055,560
CMO Series 2012-3A Class A
12/25/59	1.570%	15,245,137	15,335,012
Structured Asset Securities Corp. (c)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	61,877	63,900

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2003-8 Class 2A7
04/25/33	5.750%	$361,203	$370,486
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)(c)
12/27/46	5.098%	4,138,388	4,190,775
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $68,619,574)			$69,365,357

Commercial Mortgage-Backed Securities - Agency 9.2%
Federal Home Loan Mortgage Corp. (a)(c)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	2,835,773	3,164,615
Federal Home Loan Mortgage Corp. (c)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	1,058,893	1,062,774
Federal National Mortgage Association CMO Series 2010-M4 Class A1 (c)
06/25/20	2.520%	2,265,552	2,375,596
Government National Mortgage Association (a)(c)
Series 2007-77 Class C
02/16/36	4.260%	8,585,000	8,765,929
Government National Mortgage Association (c)
CMO Series 2009-114 Class A
12/16/38	3.103%	3,862,862	3,981,229
CMO Series 2009-63 Class A
01/16/38	3.400%	2,685,727	2,782,110
CMO Series 2009-71 Class A
04/16/38	3.304%	8,261,446	8,528,232
CMO Series 2009-90 Class AC
01/16/33	3.137%	1,178,987	1,185,025
CMO Series 2010-102 Class AE
11/16/39	3.500%	15,622,188	16,326,281
CMO Series 2010-13 Class A
08/16/22	2.461%	3,101,318	3,119,231
CMO Series 2010-141 Class A
08/16/31	1.864%	4,403,932	4,459,730
CMO Series 2010-159 Class A
01/16/33	2.159%	5,483,795	5,579,839
CMO Series 2010-18 Class A
12/16/50	3.100%	4,008,551	4,185,492
CMO Series 2010-22 Class AC
12/16/30	2.229%	1,391,454	1,400,889
CMO Series 2010-49 Class A
03/16/51	2.870%	827,277	846,326
CMO Series 2010-83 Class A
10/16/50	2.021%	2,840,535	2,866,409
CMO Series 2011-1 Class A
12/16/31	2.239%	5,190,013	5,280,796
CMO Series 2011-120 Class AB
08/16/33	2.400%	12,666,405	12,987,752
CMO Series 2011-144 Class AB

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
07/16/35	2.012%	$5,048,051	$5,156,413
CMO Series 2011-149 Class A
10/16/46	3.000%	4,552,944	4,810,731
CMO Series 2011-16 Class A
11/16/34	2.210%	8,067,305	8,210,841
CMO Series 2011-20 Class A
04/16/32	1.883%	6,360,413	6,446,015
CMO Series 2011-31 Class A
12/16/35	2.210%	5,682,778	5,802,855
CMO Series 2011-49 Class A
07/16/38	2.450%	20,858,606	21,496,316
CMO Series 2011-78 Class A
08/16/34	2.250%	10,555,495	10,759,574
CMO Series 2012-1 Class AB
09/16/33	1.999%	9,593,436	9,795,983
CMO Series 2012-142 Class A
05/16/37	1.105%	8,694,751	8,761,744
CMO Series 2012-22 Class AB
03/16/33	1.661%	5,666,543	5,750,624
CMO Series 2012-4 Class A
05/16/40	2.120%	20,164,437	20,834,643
CMO Series 2012-55 Class A
08/16/33	1.704%	11,334,556	11,512,934
CMO Series 2012-58 Class A
01/16/40	2.500%	16,683,671	17,313,096
CMO Series 2012-79 Class A
04/16/39	1.800%	13,673,008	13,974,470
CMO Series 2012-89 Class A
01/16/36	1.537%	1,798,690	1,825,742
CMO Series 2012-9 Class A
05/16/39	3.220%	2,451,859	2,578,167
Series 2011-161 Class A
01/16/34	1.738%	12,603,549	12,825,510
Total Commercial Mortgage-Backed Securities - Agency (Cost: $254,469,424)			$256,753,913

Commercial Mortgage-Backed Securities - Non-Agency 6.5%
Bear Stearns Commercial Mortgage Securities Series 2005-T20 Class AAB (a)(c)
10/12/42	5.133%	8,580,456	8,900,284
Citigroup Commercial Mortgage Trust (a)(c)
Series 2004-C1 Class A3
04/15/40	5.251%	2,429,033	2,454,108
Citigroup Commercial Mortgage Trust (c)
Series 2005-C3 Class ASB
05/15/43	4.755%	5,023,587	5,187,286
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(c)
07/15/44	5.219%	6,385,000	7,085,843
Credit Suisse First Boston Mortgage Securities Corp. (a)(c)
Series 2004-C1 Class A4
01/15/37	4.750%	6,817,580	7,033,390
Series 2005-C5 Class AAB
08/15/38	5.100%	3,198,546	3,275,413

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. (c)
Series 2005-C2 Class AAB
04/15/37	4.681%	$5,261,339	$5,395,130
DBRR Trust (b)(c)
Series 2012-EZ1 Class A
09/25/45	0.946%	13,681,442	13,713,111
09/25/45	1.393%	3,405,000	3,405,822
09/25/45	2.062%	15,055,205	15,052,555
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB (c)
06/10/48	4.599%	1,192,660	1,222,643
GMAC Commercial Mortgage Securities, Inc. (c)
Series 2003-C1 Class A2
05/10/36	4.079%	2,383,858	2,390,988
Series 2004-C1 Class A4
03/10/38	4.908%	8,095,000	8,418,501
GS Mortgage Securities Corp. II (b)(c)
Series 2011-ALF Class A
02/10/21	2.716%	6,088,126	6,186,145
Series 2011-GC3 Class A1
03/10/44	2.331%	11,142,610	11,418,451
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class AAB (c)
08/10/42	4.619%	7,797,996	7,949,449
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-FL1 Class A (a)(b)(c)
11/15/28	2.109%	13,455,059	13,581,779
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)
Series 2005-CB11 Class ASB
08/12/37	5.201%	5,846,403	6,043,567
Series 2005-LDP4 Class A4
10/15/42	4.918%	11,580,000	12,572,788
Series 2006-CB14 Class ASB
12/12/44	5.506%	5,212,178	5,520,750
Series 2006-LDP7 Class ASB
04/15/45	5.871%	1,789,518	1,907,495
JPMorgan Chase Commercial Mortgage Securities Corp. (c)
Series 2005-LDP2 Class ASB
07/15/42	4.659%	5,475,252	5,671,524
LB-UBS Commercial Mortgage Trust (c)
Series 2005-C2 Class AAB
04/15/30	5.007%	992,590	1,014,433
Series 2007-C1 Class AAB
02/15/40	5.403%	4,513,539	4,747,025
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(c)
10/05/25	1.500%	2,760,000	2,760,922
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (c)
01/22/26	7.104%	4,382,769	4,608,993
ORES NPL LLC Series 2012-LV1 Class A (b)(c)
09/25/44	4.000%	1,935,666	1,949,459

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
S2 Hospitality LLC Series 2012-LV1 Class A (b)(c)
04/15/25	4.500%	$1,768,039	$1,770,669
Wachovia Bank Commercial Mortgage Trust (a)(c)
Series 2004-C12 Class A4
07/15/41	5.307%	10,595,000	11,156,471
Wachovia Bank Commercial Mortgage Trust (c)
Series 2005-C17 Class APB
03/15/42	5.037%	835,821	845,491
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $183,879,301)			$183,240,485

Asset-Backed Securities - Agency —%
Small Business Administration Pools (a)
06/25/22	0.875%	124,947	125,903
Total Asset-Backed Securities - Agency (Cost: $124,878)			$125,903

Asset-Backed Securities - Non-Agency 12.9%
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.759%	3,535,850	3,536,437
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.470%	13,511,781	13,150,044
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.575%	16,800,380	16,188,477
Series 2007A Class A2
08/25/26	0.442%	6,441,856	6,116,588
Ally Master Owner Trust (a)
CMO Series 2011-3 Class A1
05/15/16	0.839%	2,035,000	2,044,218
Series 2011-4 Class A1
09/15/16	1.009%	19,690,000	19,824,679
Series 2012-1 Class A1
02/15/17	1.009%	10,000,000	10,042,612
AmeriCredit Automobile Receivables Trust Series 2008-2 Class A3 (a)
04/06/15	5.213%	907,453	914,095
American Credit Acceptance Receivables Trust (b)
Series 2012-1 Class A2
10/15/15	3.040%	5,392,272	5,398,770
Series 2012-2 Class A
07/15/16	1.890%	6,172,054	6,217,962
Series 2012-3 Class A
11/15/16	1.640%	3,200,000	3,200,385
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7 (a)(h)
07/25/28	0.690%	14,774	11,468

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Arizona Educational Loan Marketing Corp. Series 2004A Class A2 (a)
12/01/23	0.531%	$7,452,632	$7,314,162
Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A (b)
08/20/16	2.054%	14,200,000	14,549,042
CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.398%	572,661	571,835
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (a)
05/25/36	0.310%	212,468	211,887
Chesapeake Funding LLC Series 2011-2A Class A (a)(b)
04/07/24	1.463%	11,360,000	11,523,732
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A (a)(b)
12/25/33	0.620%	4,269,187	4,236,681
Cityscape Home Equity Loan Trust (a)(g)(h)(i)
Series 1997-C Class A3
07/25/28	7.380%	607,537	1
Cityscape Home Equity Loan Trust (g)(h)(i)(j)
Series 1997-B Class A7
05/25/28	7.410%	6,833	—
Conn Funding II LP CMO Series 2012-AA Class A (a)(b)
04/15/16	4.000%	2,588,228	2,591,463
Countrywide Asset-Backed Certificates (a)
Series 2004-8 Class M1
01/25/35	0.910%	9,081,429	8,921,596
Series 2005-11 Class 3AV3
02/25/36	0.630%	2,557,847	2,548,385
DT Auto Owner Trust (b)
Series 2011-2A Class B
02/16/16	2.120%	1,888,759	1,889,159
Series 2011-3A Class B
02/15/17	3.020%	4,300,000	4,330,443
Series 2012-2A Class A
11/16/15	0.910%	728,398	728,773
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.165%	9,810,978	9,792,111
Educational Funding of the South, Inc. Series 2011-1 Class A1 (a)
10/25/21	0.865%	2,233,825	2,239,902
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.550%	19,062,271	18,728,548
Exeter Automobile Receivables Trust Series 2012-2A Class A (b)
06/15/17	1.300%	7,182,550	7,197,350
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (h)
06/25/25	6.680%	29,789	28,898

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF9 Class A3 (a)
10/25/35	0.490%	$5,566,833	$5,556,690
First Investors Auto Owner Trust (b)
Series 2011-1 Class A2
03/16/15	1.470%	955,482	956,291
Series 2011-2A Class A2
08/15/17	2.600%	4,685,500	4,721,254
Series 2012-1A Class A2
11/15/17	1.960%	4,296,297	4,327,392
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.361%	13,332,367	13,144,354
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	175	174
Keycorp Student Loan Trust (a)
Series 1999-A Class A2
12/27/29	0.640%	9,641,050	9,469,584
Series 1999-B Class A2
08/25/27	0.742%	3,011,811	3,004,748
Series 2006-A Class 2A2
06/27/25	0.390%	1,804,320	1,795,334
Marriott Vacation Club Owner Trust (b)
Series 2007-1A Class A
05/20/29	5.518%	1,660,555	1,715,708
Series 2009-2A Class A
07/20/31	4.809%	3,672,415	3,824,218
Miramax LLC Series 2011-1A Class A (b)
10/20/21	6.250%	4,971,429	5,229,103
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.409%	6,448,485	6,393,835
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.808%	2,022,731	2,024,439
Park Place Securities, Inc. Series 2004-WCW2 Class M1 (a)
10/25/34	0.830%	9,745,374	9,724,899
Prestige Auto Receivables Trust Series 2012-1A Class A2 (b)
12/15/15	1.230%	4,185,323	4,195,100
RAMP Trust Series 2004-RS8 Class AI4 (a)
06/25/32	5.060%	447,541	453,849
Residential Funding Mortgage Securities II Home Loan Trust Series 2003-HS3 Class A2B (NPFGC) (a)(h)
08/25/33	0.500%	6,570	5,539
SLM Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.748%	7,743,981	7,569,926
Series 2004B Class A2
06/15/21	0.508%	2,623,216	2,588,359

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2005-A Class A2
12/15/20	0.448%	$6,160,387	$6,094,656
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.209%	1,960,407	1,969,961
Series 2012-A Class A1
08/15/25	1.609%	4,054,344	4,104,507
Series 2012-B Class A1
12/15/21	1.309%	5,643,760	5,677,368
SMART Trust (a)(b)
Series 2011-1USA Class A3B
10/14/14	1.059%	7,570,417	7,587,110
Series 2011-2USA Class A3B
03/14/15	1.059%	11,000,000	11,027,005
Series 2012-1USA Class A3B
05/14/16	1.109%	1,000,000	1,005,033
Series 2012-2USA Class A3B
10/14/16	1.159%	3,250,000	3,273,811
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%	3,741,163	3,742,047
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	5,500,000	5,615,327
Sierra Receivables Funding Co. LLC (b)
Series 2010-2A Class A
11/20/25	3.840%	783,943	801,827
Series 2011-1A Class A
04/20/26	3.350%	4,648,400	4,819,461
Series 2011-2A Class A
05/20/28	3.260%	3,230,368	3,313,424
Series 2011-3A Class A
07/20/28	3.370%	4,848,028	4,929,634
Series 2012-1A Class A
11/20/28	2.840%	8,896,306	8,913,953
Series 2012-3A Class A
08/20/29	1.870%	3,687,617	3,646,332
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.808%	6,749,044	6,690,193
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (a)
06/25/36	0.660%	2,605,818	2,586,905
Terwin Mortgage Trust Series 2007-4HE Class A1 (a)(b)
05/25/38	0.330%	2,638,304	2,501,210
Westlake Automobile Receivables Trust Series 2012-1A Class A2 (b)
03/15/16	1.030%	2,350,000	2,352,128
Total Asset-Backed Securities - Non-Agency (Cost: $356,863,769)			$361,402,391

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.0%
UNITED STATES 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	$54,262,482	$55,941,254
Total Inflation-Indexed Bonds (Cost: $55,807,950)			$55,941,254

U.S. Treasury Obligations 19.5%
U.S. Treasury
04/15/14	1.250%	88,000,000	89,155,000
03/31/15	2.500%	151,000,000	158,502,888
11/30/15	1.375%	85,000,000	87,496,875
U.S. Treasury (k)
03/15/15	0.375%	209,930,000	210,356,368
Total U.S. Treasury Obligations (Cost: $544,427,160)			$545,511,131

U.S. Government & Agency Obligations 3.0%
Federal Farm Credit Banks (a)
10/26/15	0.260%	15,420,000	15,419,630
12/10/15	0.263%	34,500,000	34,492,928
Federal National Mortgage Association (a)
03/04/14	0.286%	33,329,000	33,344,226
Total U.S. Government & Agency Obligations (Cost: $83,255,180)			$83,256,784

Foreign Government Obligations 1.0%
CANADA 0.7%
Province of Ontario Senior Unsecured
05/26/15	0.950%	18,725,000	18,965,635

MEXICO 0.3%
Petroleos Mexicanos
03/15/15	4.875%	8,500,000	9,158,750

MOROCCO —%
Morocco Government AID Bond U.S. Government Guaranty (a)(g)
05/01/23	0.500%	892,500	847,875
Total Foreign Government Obligations (Cost: $28,345,298)			$28,972,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$14,175,000	$15,068,734
Total Municipal Bonds (Cost: $14,234,577)			$15,068,734

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.142% (l)(m)	131,355,822	$131,355,822
Total Money Market Funds (Cost: $131,355,822)		$131,355,822

Total Investments (Cost: $2,806,533,773) (n)		$2,840,334,374(o)
Other Assets & Liabilities, Net		(37,678,651)
Net Assets		$2,802,655,723

Investments in Derivatives

Futures Contracts Outstanding at December 31, 2012

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	1,364	300,719,375	March 2013	82,372	—
U.S. Treasury Note, 5-year	(1,592)	(198,067,184)	April 2013	303,275	—
Total				385,647	—

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the value of these securities amounted to $440,283,258 or 15.71% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2012, the value of these securities amounted to $847,876, which represents 0.03% of net assets.

(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2012 was $45,906, representing less than 0.01% of net assets. Information concerning such security holdings at December 31, 2012 is as follows:

Security Description	Acquisition Dates	Cost ($)
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.690%	12-19-03	14,671
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28 7.410%	06-18-04 - 05-26-11	6,618
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-03 - 06-29-09	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06-24-04	29,817
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.500%	09-15-03	6,570

(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2012, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(j)	Negligible market value.
(k)

At December 31, 2012, investments in securities included securities valued at $681,381 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	The rate shown is the seven-day current annualized yield at December 31, 2012.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	120,157,982	1,178,345,751	(1,167,147,911)	131,355,822	137,606	131,355,822

(n)

At December 31, 2012, the cost of securities for federal income tax purposes was approximately $2,806,534,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,939,000
Unrealized Depreciation	(3,139,000)
Net Unrealized Appreciation	$33,800,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	796,860,359	—	796,860,359
Residential Mortgage-Backed Securities - Agency	—	312,479,981	—	312,479,981
Residential Mortgage-Backed Securities - Non-Agency	—	60,007,715	9,357,642	69,365,357
Commercial Mortgage-Backed Securities - Agency	—	256,753,913	—	256,753,913
Commercial Mortgage-Backed Securities - Non-Agency	—	144,882,852	38,357,633	183,240,485
Asset-Backed Securities - Agency	—	125,903	—	125,903
Asset-Backed Securities - Non-Agency	—	358,810,927	2,591,464	361,402,391
Inflation-Indexed Bonds	—	55,941,254	—	55,941,254
U.S. Treasury Obligations	545,511,131	—	—	545,511,131
U.S. Government & Agency Obligations	—	83,256,784	—	83,256,784
Foreign Government Obligations	—	28,124,385	847,875	28,972,260
Municipal Bonds	—	15,068,734	—	15,068,734
Total Bonds	545,511,131	2,112,312,807	51,154,614	2,708,978,552
Other
Money Market Funds	131,355,822	—	—	131,355,822
Total Other	131,355,822	—	—	131,355,822
Investments in Securities	676,866,953	2,112,312,807	51,154,614	2,840,334,374
Derivatives
Assets
Futures Contracts	385,647	—	—	385,647
Total	677,252,600	2,112,312,807	51,154,614	2,840,720,021

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Commercial	Commercial
	Mortgage-Backed	Mortgage-Backed	Mortgage-Backed	Asset-Backed	Foreign
	Securities -	Securities -	Securities -	Securities -	Government
	Non-Agency ($)	Agency ($)	Non-Agency ($)	Non-Agency ($)	Obligations ($)	Total ($)
Balance as of March 31, 2012	—	—	—	5,998,380	928,625	6,927,005
Accrued discounts/premiums	—	—	(6,793)	30,795	911	24,913
Realized gain (loss)	56,352	—	—	—	823	57,175
Change in unrealized appreciation (depreciation)(a)	106,259	—	12,544	(573,892)	2,516	(452,573)
Sales	(3,342,227)	(1,838,200)	(118,558)	(4,411,772)	(85,000)	(9,795,757)
Purchases	12,537,258	1,838,200	38,470,440	6,955,838	—	59,801,736
Transfers into Level 3	—	—	—	590,495	—	590,495
Transfers out of Level 3	—	—	—	(5,998,380)	—	(5,998,380)
Balance as of December 31, 2012	9,357,642	—	38,357,633	2,591,464	847,875	51,154,614

(a) Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2012 was $(452,573) which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $106,259, Commercial Mortgage-Backed Securities — Non-Agency of $12,544, Asset Backed Securities — Non-Agency of $(573,892) and Foreign Government Obligations of $2,516.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain foreign government obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, December 31, 2012.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	February 19, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 19, 2013